UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust

CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Multi-State
Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011
Registrant’s telephone number, including area code: (800) 221-7210
Date of fiscal year end: 03/31/2009
Date of reporting period: 04/01/2008 – 06/30/2008
Item 1 – Schedule of Investments

CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

Florida - 89.2%	BB&T Municipal Trust, Revenue Bonds, FLOATS, VRDN,
	Series 1010, 1.63%, 1/15/19 (a)(b)	$ 2,850	$ 2,850,000

	BB&T Municipal Trust, Revenue Bonds, FLOATS, VRDN,
	Series 1020, 1.63%, 4/01/24 (a)(b)	2,400	2,400,000

	Brevard County, Florida, School Board, RAN, Refunding, 2.75%, 4/24/09	6,000	6,053,983

	Broward County, Florida, HFA, M/F Housing Revenue Bonds (Sailboat Bend Artist
	Lofts Project), VRDN, AMT, 1.75%, 4/15/38 (a)	2,750	2,750,000

	Broward County, Florida, School District, TAN, 4%, 9/30/08	6,000	6,008,931

	Capital Trust Agency, Florida, Air Cargo Revenue Bonds (Aero Miami FX LLC Project),
	VRDN, AMT, 1.75%, 8/01/34 (a)	3,425	3,425,000

	Collier County, Florida, Educational Facilities Authority, Limited Obligation
	Revenue Bonds (Ave Maria University), VRDN, 2%, 10/01/36 (a)	9,200	9,200,000

	Collier County, Florida, IDA, IDR, Refunding (Allete Inc., Project), VRDN, AMT,
	1.61%, 10/01/25 (a)	2,000	2,000,000

	Deutsche Bank SPEARS/LIFERS Trust, Greater Orlando Aviation Authority, Florida,
	Airport Facilities Revenue Bonds, VRDN,
	AMT, Series DB-563, 1.61%, 10/01/22 (a)(b)(c)	1,910	1,910,000

	Deutsche Bank SPEARS/LIFERS Trust, Miami-Dade County, Florida, Revenue Bonds,
	VRDN, Series DB-538, 1.58%, 4/01/27 (a)(b)(d)	2,245	2,245,000

	Flagler County, Florida, School Board, COP, MERLOTS, VRDN, Series D-01, 1.76%,
	8/01/23 (a)(b)(c)	5,435	5,435,000

	Florida Development Finance Corporation, IDR (Enterprise Bond Program), VRDN,
	AMT, Series E, 1.67%, 9/01/26 (a)	2,800	2,800,000

	Florida Housing Finance Corporation, M/F Housing Revenue Bonds (Stuart Pointe
	Apartments), VRDN, AMT, Series B-3, 1.66%, 4/01/34 (a)	1,600	1,600,000

	Florida Housing Finance Corporation, M/F Housing Revenue Refunding Bonds
	(Tuscany Lakes Apartments), VRDN, AMT,
	Series 1, 1.63%, 11/15/35 (a)(g)	6,500	6,500,000

	Florida Housing Finance Corporation, M/F Mortgage Revenue Bonds, FLOATS, VRDN,
	AMT, Series 49G, 1.62%, 6/01/46 (a)(b)	5,000	5,000,000

	Florida Housing Finance Corporation, M/F Mortgage Revenue Bonds (Savannah
	Springs Apartments Limited), VRDN, AMT, Series N, 1.65%, 12/15/44 (a)	7,000	7,000,000

	Florida Housing Finance Corporation, M/F Mortgage Revenue Bonds (Wexford
	Apartments), VRDN, AMT, Series P, 1.66%, 8/01/35 (a)	6,045	6,045,000

	Florida Housing Finance Corporation Revenue Bonds, ROCS, VRDN, AMT, Series II-R-
	11209, 1.63%, 1/01/17 (a)(b)(e)(f)	4,300	4,300,000

	Florida Housing Finance Corporation Revenue Bonds, ROCS, VRDN, AMT, Series II-R-
	11239, 1.63%, 1/01/16 (a)(b)	3,365	3,365,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
COP	Certificates of Participation	PUTTERS	Puttable Tax-Exempt Receipts
CP	Commercial Paper	RAN	Revenue Anticipation Notes
FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
GO	General Obligation Bonds	SPEARS	Short Puttable Exempt Adjustable Receipts
HFA	Housing Finance Agency	TAN	Tax Anticipation Notes
IDA	Industrial Development Authority	TRAN	Tax Revenue Anticipation Notes
IDR	Industrial Development Revenue Bonds	VRDN	Variable Rate Demand Notes
LIFERs	Long Inverse Floating Exempt Receipts
M/F	Multi-Family

CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Florida Hurricane Catastrophe Fund Financing Corporation Revenue Bonds, Series A,
5%, 7/01/08	$ 10,500	$ 10,500,432

Florida State Board of Education, Public Education Capital Outlay, GO, PUTTERS,
VRDN, Series 2387, 1.60%, 6/01/15 (a)(b)	4,385	4,385,000

Florida State Board of Education, Public Education Capital Outlay, GO, Bonds,
Series A, 5%, 6/01/09	4,495	4,611,953

Florida State Turnpike Authority, Turnpike Revenue Bonds,
Series B, 5.50%, 7/01/08 (h)	2,000	2,000,110

Florida State Turnpike Authority, Turnpike Revenue Refunding Bonds, PUTTERS,
VRDN, Series 2655, 1.60%, 7/01/15 (a)(b)	2,545	2,545,000

Gainesville, Florida, Utilities System, Revenue Refunding Bonds, VRDN, Series A,
1.85%, 10/01/26 (a)	3,400	3,400,000

Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
(Adventist Health System), VRDN, Series A, 1.50%, 11/15/26 (a)	2,130	2,130,000

Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
(Adventist Health System), VRDN, Series A-2, 1.55%, 11/15/37 (a)	3,000	3,000,000

Highlands County, Florida, Health Facilities Authority, Hospital Revenue Refunding
Bonds (Adventist Health System), VRDN,
Series B, 1.55%, 11/15/12 (a)	5,750	5,750,000

Highlands County, Florida, Health Facilities Authority, Hospital Revenue Refunding
Bonds (Adventist Health System), VRDN,
Series C, 1.55%, 11/15/21 (a)	3,500	3,500,000

Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds, AMT,
Series C, 4%, 10/01/08 (i)	1,380	1,383,402

Hillsborough County, Florida, HFA, M/F Housing Revenue Bonds (Claymore Crossings
Apartments), VRDN, AMT, 1.65%, 12/15/38 (a)	4,000	4,000,000

Hillsborough County, Florida, HFA, M/F Housing Revenue Bonds (Lake Kathy
Apartments), VRDN, AMT, 1.65%, 12/15/39 (a)	4,000	4,000,000

Jacksonville Electric Authority, Florida, Electric System Revenue Refunding Bonds,
VRDN, Series 3-B-1, 1.54%, 10/01/40 (a)	2,000	2,000,000

Jacksonville, Florida, HFA, M/F Housing Revenue Bonds (Christine Cove
Apartments), VRDN, AMT, 1.65%, 9/15/38 (a)	3,000	3,000,000

Jacksonville, Florida, HFA, M/F Housing Revenue Bonds (Hartwood Apartments),
VRDN, AMT, 1.65%, 6/01/36 (a)(e)	5,840	5,840,000

Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist
Medical Center Project), VRDN, 1.55%, 8/15/21 (a)	3,250	3,250,000

Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist
Medical), VRDN, 1.80%, 8/15/34 (a)	5,900	5,900,000

Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Southern
Baptist Hospital), VRDN, Series B, 1.55%, 8/15/33 (a)	1,000	1,000,000

Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds, VRDN,
Series C, 1.55%, 8/15/33 (a)	2,200	2,200,000

Jacksonville, Florida, Port Authority Revenue Bonds (Mitsui O.S.K. Lines, Ltd.
Project), VRDN, AMT, 1.75%, 11/01/32 (a)	7,000	7,000,000

Manatee County, Florida, HFA, M/F Housing Revenue Bonds (Village at Cortez
Apartments), VRDN, AMT, Series A, 1.65%, 1/15/37 (a)(g)	11,800	11,800,000

Miami-Dade County, Florida, Education Facilities Authority, Revenue Refunding
Bonds (Florida Memorial College Project), VRDN, 1.55%, 10/01/27 (a)	3,165	3,165,000

Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds, FLOATS,
VRDN, Series 2710, 1.61%, 4/01/38 (a)(b)	7,410	7,410,000

Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds,
FLOATS, VRDN, Series 2718, 1.58%, 4/01/38 (a)(b)(j)	6,940	6,940,000

CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Miami-Dade County, Florida, IDA, Solid Waste Disposal Revenue Refunding Bonds
	(Florida Power and Light Company Project), VRDN, AMT, 1.65%, 2/01/23 (a)	$ 2,300	$ 2,300,000

	Miami, Florida, Health Facilities Authority, Revenue Refunding Bonds (Jewish Home
	and Hospital Project), VRDN, 1.53%, 8/01/26 (a)	3,105	3,105,000

	Orange County, Florida, Health Facilities Authority, Hospital Revenue Refunding
	Bonds (Orlando Regional Healthcare), VRDN, Series D, 1.85%, 12/01/32 (a)	5,000	5,000,000

	Orange County, Florida, IDA, IDR (Central Florida YMCA Project),
	VRDN, 1.55%, 12/01/32 (a)	1,200	1,200,000

	Orange County, Florida, School District, TAN, 4%, 9/30/08	6,000	6,009,435

	Orlando and Orange County, Florida, Expressway Authority, Expressway Revenue
	Refunding Bonds, VRDN, Series C3, 1.52%, 7/01/25 (a)(c)	3,600	3,600,000

	Orlando, Florida, Utilities Commission, Utility System Revenue Refunding Bonds,
	5.25%, 7/01/09	2,000	2,068,047

	Palm Beach County, Florida, Educational Facilities Authority Revenue Bonds (Lynn
	University Project), VRDN, 1.55%, 11/01/21 (a)	5,870	5,870,000

	Palm Beach County, Florida, Educational Facilities Authority, Revenue Refunding
	Bonds (Atlantic College Project), VRDN, 1.55%, 12/01/31 (a)	7,200	7,200,000

	Palm Beach County, Florida, Special Purpose Facilities Revenue Bonds (Flight Safety
	Project), VRDN, AMT, 1.60%, 6/01/20 (a)	17,895	17,895,000

	Pasco County, Florida, School Board, COP, Refunding, VRDN, Series A,
	1.47%, 8/01/26 (a)	3,500	3,500,000

	Peace River/Manasota Regional Water Supply Authority, Florida Revenue Bonds,
	ROCS, VRDN, Series II-R-607PB, 1.60%, 10/01/30 (a)(b)(c)	3,920	3,920,000

	Pinellas County, Florida, Sewer Revenue Bonds, 5%, 10/01/08 (c)	1,000	1,007,553

	Polk County, Florida, IDA, IDR (Winter Haven Hospital Project),
	VRDN, 1.66%, 9/01/36 (a)	3,500	3,500,000

	Saint Lucie County, Florida, Solid Waste Disposal, Revenue Refunding Bonds (Florida
	Power and Light Company Project), VRDN,
	AMT, 1.65%, 5/01/24 (a)	4,585	4,585,000

	Seminole County, Florida, School District, COP, Refunding, Series A, 4.50%,
	7/01/08 (h)	1,250	1,250,035

	Sunshine State Governmental Finance Commission, CP, 2.10%, 7/17/08	3,500	3,500,000

	Sunshine State Governmental Finance Commission, CP, 1.85%, 8/14/08	10,000	10,000,000

			277,108,881

Puerto Rico -	Puerto Rico Commonwealth, TRAN, 4.25%, 7/30/08	7,000	7,004,779
2.2%

	Total Investments (Cost - $284,113,660*) - 91.4%		284,113,660
	Other Assets Less Liabilities - 8.6%		26,572,751

	Net Assets - 100.0%		$ 310,686,411

* Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	FSA Insured.

(d)	AMBAC Insured.

(e)	FHLMC Collateralized.

(f)	FNMA/GNMA Collateralized.

(g)	FNMA Collateralized.

(h)	MBIA Insured.

(i)	Assured Guaranty Insured.

(j)	BHAC Insured.

CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments June 30, 2008 (Unaudited)

Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	-
Level 2	$ 284,113,660
Level 3	-

Total	$ 284,113,660

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: August 22, 2008